CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY In Thousands, except Share data, unless otherwise specified	Total USD ($)	Total	Ordinary Shares [Member] USD ($)	Additional Paid In Capital [Member] USD ($)	Accumulated Other Comprehensive Income [Member] USD ($)	Retained Earnings [Member] USD ($)	Treasury Stock [Member] USD ($)	Non-Controlling Interests [Member] USD ($)
Balance at Dec. 31, 2010	$ 115,163		$ 1,983	$ 71,927	$ 23,226	$ 43,689	$ (30,054)	$ 4,392
Balance, shares at Dec. 31, 2010			23,476
Changes During Period:
Net income	22,186					21,278		908
Other comprehensive income (loss)	(9,448)				(9,073)			(375)
Dividend paid to non-controlling interests	(767)							(767)
Dividend paid	(21,782)					(21,782)
Dividends declared
Balance at Dec. 31, 2011	105,352		1,983	71,927	14,153	43,185	(30,054)	4,158
Balance, shares at Dec. 31, 2011			23,476
Changes During Period:
Net income	25,960					24,880		1,080
Other comprehensive income (loss)	(2,286)				(2,169)			(117)
Dividend paid to non-controlling interests	(1,141)							(1,141)
Dividend paid	(33,308)					(33,308)
Dividends declared	(2,570)					(2,570)
Balance at Dec. 31, 2012	92,007		1,983	71,927	11,984	32,187	(30,054)	3,980
Balance, shares at Dec. 31, 2012			23,476
Changes During Period:
Net income	25,554					23,762		1,792
Other comprehensive income (loss)	(3,172)				(3,376)			204
Acquisition of non-controlling interests	500			377				123
Dividend paid to non-controlling interests	(1,286)							(1,286)
Dividend paid	(13,502)					(13,502)
Dividends declared	(3,616)					(3,616)
Balance at Dec. 31, 2013	$ 95,485		$ 1,983	$ 71,550	$ 8,608	$ 38,831	$ (30,054)	$ 4,567
Balance, shares at Dec. 31, 2013			23,476